Expense Example	May 26, 2026 USD ($)
GraniteShares 2x Long AI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short AI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short APP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long ASTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short ASTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long BB Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short BB Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long BMNR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short BMNR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long BTDR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short BTDR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long CRSR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short CRSR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long DBX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short DBX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long ETN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short ETN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long FIVN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short FIVN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Short LITE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long NTAP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short NTAP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long PATH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short PATH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long PSTG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short PSTG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long QLYS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short QLYS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long RKLB Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short RKLB Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long SNDK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long SOUN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short SOUN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long STX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short STX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long TDC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short TDC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long HUT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short HUT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long IOT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short IOT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long IREN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short IREN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	713
GraniteShares 2x Long LITE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short SNDK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	$ 713